As filed with the Securities and Exchange Commission on June 27, 2003

                                                            FILE NOs. 333-104591
                                                                        811-6589

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   [ ] Pre-Effective Amendment No. _______ [X] Post-Effective Amendment No. 2
                                     and/or
                        (Check appropriate box or boxes)

                                   FIRST FUNDS
               (Exact name of Registrant as Specified in Charter)

                            1625 Broadway, Suite 2200
                                Denver, CO 80202
               (Address of Principal Executive Offices) (Zip Code)

                                 1-800-442-1941
              (Registrant's Telephone Number, including Area Code)

                           Traci A. Thelen, Secretary
                                   First Funds
                            1625 Broadway, Suite 2200
                                Denver, CO 80202
                     (Name and Address of Agent of Service)

                                    Copy to:

                             Matthew S. Heiter, Esq.
                       Baker, Donelson, Bearman & Caldwell
                         165 Madison Avenue, Suite 2000
                                Memphis, TN 38103

Approximate Date of Proposed Public Offering:  As soon as practicable after this
                                               Amendment No. 2 to the
                                               Registration  Statement  becomes
                                               effective under the Securities
                                               Act of 1933.

Title of Securities Being Registered:          I Shares, A Shares and C Shares
                                               of First Funds Intermediate Bond
                                               Portfolio.

It is proposed that this Amendment No. 2 become effective immediately pursuant to Rule 485(b).

No filing fee is due with this filing because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

                                   FIRST FUNDS

                                     PART C

                                OTHER INFORMATION

Item 15.    Indemnification

     Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that First Funds shall indemnify any present or past Trustee, or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action suit or proceeding in which he is involved by virtue of his service as a trustee, officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular officer involved.

Item 16.    Exhibits


(a)  1.   Declaration of Trust dated as of March 6, 1992.(1)

     2.   Supplement to the Declaration of Trust effective April 24, 1992.(1)

     3. Amended and Restated Declaration of Trust dated as of September 4, 1992.(1)

     4.   Supplement to the Declaration of Trust effective August 1, 1993.(1)

(b)  1.   Bylaws of the Trust.(1)

     2.   Amendment to the Bylaws dated November 17, 1992.(1)

(c)       Not Applicable.

(d)       Form of Agreement and Plan of Reorganization.(5)

(e)       Not Applicable.

(f) 1. Investment Advisory and Management Agreement between First Funds on behalf of its Intermediate Bond Portfolio and First Tennessee Bank National Association dated August 29, 1997 (1), as amended by a letter agreement dated May 29, 2003.(5)

     2. Sub-Advisory Agreement between First Tennessee Bank National Association and Martin & Company, Inc. with respect to the
          Intermediate  Bond Portfolio  dated March 2, 1998 (1), as amended by a
          letter    agreement   dated   May   29, 2003.(5)

(g)  1.   Amended and Restated  General  Distribution  Agreement  between  First
          Funds on behalf of all Portfolios, and ALPS Distributors, Inc., dated August 19, 1998.(1)

     2. Form of Servicing Agreement between ALPS Mutual Funds Services, Inc. and an Agency Institution.(3)

     3. Form of Selling Dealer Agreement between ALPS Distributors, Inc., and selected dealers.(3)

     4. Form of Bank Agency Agreement between ALPS Distributors, Inc., and banks.(3)

(h)       Not Applicable.

(i) Custody Agreement between First Funds and State Street Bank & Trust Company dated May 7, 1999.(3)

(j)  1.   Form of  Shareholder  Servicing  Plan for First Funds Class II and III
          shares.(3)

     2.   Form of  Distribution  Plan  for  First  Funds  Class  III  shares.(3)

     3.   Form of Distribution Plan for First Funds Class IV shares.(3)

     4.   Form of Shareholder  Services Plan for First Funds Class IV shares.(3)

(k)       Opinion  and  Consent  of  Baker,  Donelson,  Bearman  &  Caldwell.(5)

(l) Opinion and Consent of Baker, Donelson, Bearman, Caldwell & Berkowitz is attached hereto.

(m)  1.   Transfer Agency Agreement  between First Funds and State Street Bank &
          Trust Company dated May 7, 1999.(3)

     2. Amended and Restated Administration Agreement between First Funds on behalf of all Portfolios, and ALPS Mutual Funds Services, Inc., dated June 6, 2000.(4)

     3.   Administration  Agreement  Co-Administrator  between  First  Funds and
          First  Tennessee  Bank  National   Association  with  respect  to  all
          Portfolios dated July 1, 1995.(4)

     4.   Power of Attorney dated September 25, 1998.(2)

(n) Opinion and Consent of Deloitte & Touche LLP, independent accountants is attached hereto.

(o)       Not Applicable.

(p)  1.   Power  of  Attorney  of  Richard   Rantzow,   John  DeCell  and  Larry
          Papasan.(5)

     2.   Power of Attorney of George Lewis.(5)

(q)       Not Applicable.

(1) Incorporated by reference to Post-Effective Amendment No. 15 to the Trust's Registration Statement.

(2) Incorporated by reference to Post-Effective Amendment No. 16 to the Trust's Registration Statement.

(3) Incorporated by reference to Post-Effective Amendment No. 17 to the Trust's Registration Statement.

(4) Incorporated by reference to Post-Effective Amendment No. 24 to the Trust's Registration Statement.

(5) Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14.

Item 17. Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the the Securities Act of 1933, the Registrant certifies that this Post-Effective Amendment No. 2 meets all of the requirements for effectiveness under Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 to be signed on its behalf, in the City of Denver, and State of Colorado, on the 27th day of June, 2003.

                                                  FIRST FUNDS

                                                  By: /s/ Jeremy May

                                                  ______________________________
                                                  Jeremy May
                                                  President

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                     TITLE                               DATE

/s/Jeremy May                 President and Treasurer             June 27, 2003
Jeremy May                    (Principal Executive Officer and
                              Principal Accounting Officer)

/s/Richard C. Rantzow*        Chairman, Board of Trustees         June 27, 2003
Richard C. Rantzow


/s/John A. DeCell*            Trustee                             June 27, 2003
John A. DeCell


/s/Larry Papasan*             Trustee                             June 27, 2003
Larry Papasan

/s/George P. Lewis*           Trustee                             June 27, 2003
George P. Lewis


*By   Desiree M. Franklin,
      Attorney-in-Fact

                                INDEX OF EXHIBITS


     EXHIBIT                    EXHIBIT TITLE

(l)           Tax Opinion of Baker, Donelson, Bearman, Caldwell & Berkowitz

                                   Exhibit (l)

         [Letterhead Of Baker, Donelson, Bearman, Caldwell & Berkowitz]

                                   Tax Opinion

                                  June 27, 2003

First Funds Bond Portfolio
1625 Broadway, Suite 2200
Denver, Colorado  80202

First Funds Intermediate Bond Portfolio
1625 Broadway, Suite 2200
Denver, Colorado  80202

     Re: Reorganization of the First Funds Intermediate Bond Portfolio and First Funds Bond Portfolio

Dear Ladies and Gentlemen:

     We have acted as counsel for First Funds (the "Trust") in connection with the Agreement and Plan of Reorganization dated as of June 27, 2003 (the "Agreement"), by and between First Funds, on behalf of the Bond Portfolio series of the Trust ("Predecessor Portfolio") and the Intermediate Bond Portfolio series of the Trust ("Successor Portfolio"). The Agreement provides that Predecessor Portfolio will transfer substantially all of its assets to Successor Portfolio in exchange for Successor Portfolio Shares, followed by distribution of such Successor Portfolio Shares received by Predecessor Portfolio in complete liquidation and termination of Predecessor Portfolio (the "Reorganization"). The aggregate net asset value of the Successor Portfolio Shares to be given to Predecessor Portfolio shall be equal to the aggregate net asset value of the Predecessor Portfolio Shares. This opinion is provided pursuant to the requirements of Section 4.1(v) of the Agreement. Capitalized terms not defined herein shall have the meaning ascribed to them in the Agreement.

     We have been provided with an Officer's Certificate dated June 26, 2003, in which officers of First Funds make certain representations on behalf of the Trust, Successor Portfolio and Predecessor Portfolio regarding the Reorganization (the "Certificate"). We assume those representations to be not only statements in the signers' best information but also currently true statements of fact, and we rely thereon in rendering this opinion.

     In rendering the following opinion, we have considered the Agreement, the Certificates, applicable case law and applicable provisions of the Internal Revenue Code of 1986, as amended and as presently in effect (the "Code"), and regulations adopted thereunder, and Revenue Rulings and Revenue Procedures published thereunder.

     Based on the foregoing, and assuming that the representations made in the Certificate also will be true as of the Closing Date as defined in the Agreement, we are of the opinion that, upon consummation of the Reorganization in accordance with the terms and conditions of the Agreement, for federal income tax purposes:

     1. The acquisition by Successor Portfolio of substantially all of the properties of Predecessor Portfolio in exchange solely for Successor Portfolio Shares followed by the distribution of Successor Portfolio Shares to the Predecessor Portfolio Shareholders in exchange for their Predecessor Portfolio shares in complete liquidation and termination of Predecessor Portfolio will constitute a reorganization within the meaning of section 368(a) of the Code. Predecessor Portfolio and Successor Portfolio will each be "a party to a reorganization" within the meaning of section 368(b) of the Code.

     2. Predecessor Portfolio will not recognize gain or loss upon the transfer of substantially all of its assets to Successor Portfolio in exchange solely for Successor Portfolio Shares except to the extent that Predecessor Portfolio's assets consist of contracts described in section 1256(b) of the Code ("Section 1256 Contracts"); Predecessor Portfolio will be required to recognize gain or loss on the transfer of any such Section 1256 contracts to Successor Portfolio pursuant to the Reorganization as if such Section 1256 contracts were sold to Successor Portfolio on the effective date of the Reorganization at their fair market value. Predecessor Portfolio will not recognize gain or loss upon the distribution to its shareholders of the Successor Portfolio Shares received by Predecessor Portfolio in the Reorganization. Based on representations of the officers of the Trust, we have been advised that none of the Predecessor's assets consist of
          Section 1256 Contracts and that there should be no significant amount of accrued market discount of Predecessor Portfolio as of the Closing Date. We do not express any opinion as to whether such accrued market discount will be required to be recognized as ordinary income.

     3. Successor Portfolio will recognize no gain or loss upon receiving the properties of Predecessor Portfolio in exchange solely for Successor Portfolio Shares.

     4. The aggregate adjusted basis to Successor Portfolio of the properties of Predecessor Portfolio received by Successor Portfolio in the Reorganization will be the same as the aggregate adjusted basis of those properties in the hands of Predecessor Portfolio immediately before the exchange.

     5. Successor Portfolio's holding periods with respect to the properties of Predecessor Portfolio that Successor Portfolio acquires in the transaction will include the respective periods for which those properties were held by Predecessor Portfolio (except where investment activities of Successor Portfolio have the effect of reducing or eliminating a holding period with respect to an asset).

     6. The Predecessor Portfolio Shareholders will recognize no gain or loss upon receiving Successor Portfolio Shares solely in exchange for Predecessor Portfolio Shares.

     7. The aggregate basis of the Successor Portfolio Shares received by a Predecessor Portfolio Shareholder in the transaction will be the same as the aggregate basis of Predecessor Portfolio shares surrendered by the Predecessor Portfolio Shareholder in exchange therefor.

     8. A Predecessor Portfolio Shareholder's holding period for the Successor Portfolio Shares received by the Predecessor Portfolio Shareholder in the transaction will include the holding period during which the Predecessor Portfolio Shareholder held Predecessor Portfolio shares surrendered in exchange therefor, provided that the Predecessor Portfolio Shareholder held such shares as a capital asset on the date of Reorganization.

     9. The taxable year of Predecessor Portfolio will end on the Closing Date, and Successor Portfolio will succeed to and take into account the items of Predecessor Portfolio described in Section 381(c) of the Code, including but not limited to any capital loss carryover, subject to the conditions and limitations specified in sections 381 through 384 of the Code and the regulations thereunder.

     This opinion is limited to the effect of the income tax laws of the United States of America, and we have expressed no opinion as to the laws of any jurisdiction other than the United States of America. We have not considered the effects of the transaction on the stockholders of the Predecessor Portfolio under the income tax laws of the states in which they reside, and we have not considered the effects on the transaction, if any, of sales and use taxes or any other state and local taxes.

     Changes to the Code, regulations, rulings thereunder, and changes by the courts and the interpretation of the authorities relied upon, may be applied retroactively and may affect the opinion expressed herein.

     The foregoing opinion is furnished to you solely in connection with the above-described transaction and may not be relied upon by any other person or entity, or used for any other purpose. Unless a prior written consent of our firm is obtained, this opinion is not to be quoted or otherwise referred to in any report, proxy statement, or registration statement, and is not to be filed with or furnished to any governmental agency or other entity or person, except as otherwise required by law.

     We hereby consent to the filing of this opinion as an exhibit to the Registration Statement on Form N-14 and to all references to this firm in the Prospectus that is a part of the Registration Statement. In giving this consent, we do not admit that we come within the category of persons whose consent is required under Section 7 of the Securities Act, as amended, or the rules and regulation of the Securities and Exchange Commission thereunder.

                              Sincerely,

                              /s/ Baker, Donelson, Bearman, Caldwell & Berkowitz